Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 20.7%
Penn Series Flexibly Managed Fund*	27,625	$3,263,070
Penn Series Index 500 Fund*	53,812	3,274,485
Penn Series Large Core Value Fund*	11,310	409,547
Penn Series Mid Core Value Fund*	19,756	818,276
Penn Series Real Estate Securities Fund*	23,276	813,501
TOTAL AFFILIATED EQUITY FUNDS (Cost $6,646,959)		8,578,879

AFFILIATED FIXED INCOME FUNDS — 75.1%
Penn Series High Yield Bond Fund*	99,953	2,024,057
Penn Series Limited Maturity Bond Fund*	240,798	3,643,277
Penn Series Quality Bond Fund*	1,468,218	25,385,490
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $29,002,673)		31,052,824

AFFILIATED INTERNATIONAL EQUITY FUNDS — 2.0%
Penn Series Developed International Index Fund* (Cost $614,416)	36,030	809,941

SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.027%) (Cost $76,401)	76,401	76,401
TOTAL INVESTMENTS — 98.0% (Cost $36,340,449)		$40,518,045
Other Assets & Liabilities — 2.0%		831,520
TOTAL NET ASSETS — 100.0%		$41,349,565

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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